Related Party Transactions - Narrative Part 4 (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2011	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Cost of sales - equipment and other			$ 16,275	$ 30,814	$ 104,470	$ 172,700	$ 143,671
Dish Network
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.	90 days
EchoStar | Patent Cross-License Agreements | Maximum
Related Party Transaction [Line Items]
Payments to third party by related party		$ 10,000
Payments to third party by related party under extension option		3,000
EchoStar | Patent Cross-License Agreements | Dish Network | Maximum
Related Party Transaction [Line Items]
Payments to third party by related party		$ 10,000